ACCRUED EXPENSES	12 Months Ended
Dec. 31, 2022
Payables and Accruals [Abstract]
ACCRUED EXPENSES

NOTE 10. ACCRUED EXPENSES

Accrued expenses consist of the following:

	December 31
(in US$ thousands)	2022	2021
Accrued professional fees	$393	$437
Accrued compensation	201	266
Accrued royalties	122	155
Accrued advertising expenses	21	99
Accrued director compensation and liability insurance	107	107
Other	307	371
	$1,151	$1,435